INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Intangible assets
Intangible assets, gross	¥ 699,500		¥ 553,322
Less: accumulated amortization	(141,529)		(158,694)
Intangible assets, net	557,971		394,628
Amortization of intangible assets	27,657	¥ 28,963
Estimated future amortization expense, Twelve-month periods ending June 30
2021	76,864
2022	76,924
2023	76,782
2024	71,516
2025	65,814
Thereafter	190,071
Customer relationships
Intangible assets
Intangible assets, gross	693,500		547,322
Licenses
Intangible assets
Intangible assets, gross	¥ 6,000		¥ 6,000